Employee compensation and benefits	12 Months Ended
Dec. 31, 2024
Employee Compensation And Benefits [Abstract]
Employee compensation and benefits	Employee compensation and benefits

	2024	2023	2022
	£m	£m	£m
Wages and salaries	1,345	1,344	1,365
Social security costs	240	294	278
Other pension costs[1]	87	68	55
Year ended 31 Dec	1,672	1,706	1,698
1    Includes £52m (2023: £52m; 2022: £42m) in employer contributions to the defined contribution pension plans.

Average number of persons employed by the group during the year by global business[1,2]
	2024	2023	2022
MSS	3,555	3,954	3,722
GB	1,988	2,125	2,155
GBM Other	97	27	81
CMB	2,496	2,536	2,748
WPB	3,291	6,119	6,484
Corporate Centre	29	48	215
Year ended 31 Dec	11,456	14,809	15,405
1    Average numbers of headcount in corporate centre are allocated in respective businesses on the basis of amounts charged to the respective global businesses.
2    Average number of persons employed represents the number of persons with contracts of service with the group.

Average number of persons employed by the group during the year by country
	2024	2023	2022
UK	2,623	2,611	2,635
France	3,156	6,732	7,163
Germany	2,372	2,458	2,579
Others	3,305	3,008	3,028
Year ended 31 Dec	11,456	14,809	15,405
Share-based payments
'Wages and salaries’ includes the effect of share-based payments arrangements, of which £61m were equity settled (2023: £58m; 2022: £45m), as follows:

	2024	2023	2022
	£m	£m	£m
Restricted share awards	61	58	45
Savings-related and other share award option plans	1	1	1
Year ended 31 Dec	62	59	46

HSBC share awards
Award	Policy
Deferred share awards (including annual incentive awards, long-term incentive ('LTI') awards delivered in shares)
–An assessment of performance over the relevant period ending on 31 December is used to determine the amount of the award to be granted.
–Deferred awards generally require employees to remain in employment over the vesting period and are generally not subject to performance conditions after the grant date. An exception to these are the LTI awards, which are subject to performance conditions.
–Deferred share awards generally vest over a period of three, four, five or seven years.
–Vested shares may be subject to a retention requirement post-vesting.
–Awards are subject to malus and clawback provisions.

International Employee Share Purchase Plan (‘ShareMatch’)
–The plan was first introduced in Hong Kong in 2013 and now includes employees based in 30 jurisdictions.
–Shares are purchased in the market each quarter up to a maximum value of £750, or the equivalent in local currency.
–Matching awards are added at a ratio of one free share for every three purchased.
–Matching awards vest subject to continued employment and the retention of the purchased shares for a maximum period of two years and nine months.

Movement on HSBC share awards
	2024	2023
	Number	Number
	(000s)	(000s)
Restricted share awards outstanding at 1 Jan	19,205	20,454
Additions during the year[1]	11,114	10,998
Released in the year[1]	(11,646)	(11,864)
Forfeited in the year	(259)	(383)
Restricted share awards outstanding at 31 Dec	18,414	19,205
Weighted average fair value of awards granted (£)	4.92	4.74
1    Includes a number of share option plans transferred from or to other subsidiaries of HSBC Holdings plc.

HSBC share option plans
Main plans	Policy
Savings-related share option plans (‘Sharesave’)
–From 2014, eligible employees for the UK plan can save up to £500 per month with the option to use the savings to acquire shares.
–These are generally exercisable within six months following either the third or fifth anniversary of the commencement of a three years or five years contract, respectively.
–The exercise price is set at a 20% (2023: 20%) discount to the market value immediately preceding the date of invitation.

Calculation of fair values
The fair values of share options are calculated using a Black-Scholes model. The fair value of a share award is based on the share price at the date of the grant.

Movement on HSBC share option plans
	Savings-related share option plans
	Number	WAEP[1]
	(000s)	£
Outstanding at 1 Jan 2024	4,339	3.51
Granted during the year[2]	525	5.82
Exercised during the year	(987)	2.92
Expired during the year	(19)	3.78
Forfeited during the year	(218)	4.08
Outstanding at 31 Dec 2024	3,640	3.97
Weighted average remaining contractual life (years)	2.13

Outstanding at 1 Jan 2023	5,782	2.91
Granted during the year[2]	1,348	4.57
Exercised during the year	(2,428)	2.72
Expired during the year	(38)	4.73
Forfeited during the year	(325)	2.94
Outstanding at 31 Dec 2023	4,339	3.51
Weighted average remaining contractual life (years)	2.37
1    Weighted average exercise price.
2    Includes a number of share option plans transferred from or to other subsidiaries of HSBC Holdings plc.
Post-employment benefit plans
We operate a number of pension plans throughout Europe for our employees. Some are defined benefit plans, of which HSBC Switzerland Pension Plan is the most prominent within the group.
The group’s balance sheet includes the net surplus or deficit, being the difference between the fair value of plan assets and the discounted value of scheme liabilities at the balance sheet date for each plan. Surpluses are only recognised to the extent that they are recoverable through reduced contributions in the future, or through potential future refunds from the schemes. In assessing whether a surplus is recoverable, the group has considered its current right to obtain a future refund or a reduction in future contributions together with the rights of third parties such as trustees.
HSBC Switzerland Pension Plan (HSBC Private Bank (Suisse) Pension Plan)
HSBC Switzerland Pension Plan is a defined benefit obligation plan under IFRS. Benefits are paid in case of death, disability or retirement. Retirement benefits are paid depending on the choice of the employee between pension payment, lump sum or combination thereof. The plan is overseen by an independent joint pension board, made of elected employees’ and designated employer’s representatives, which has a fiduciary responsibility of the operation of the plan. Its assets are held separately from the assets of the group.
The strategic aim of the investment is to achieve, as continuously as possible, an increase in value over time, while maintaining the security of the financial situation. For this purpose, the fund invests mainly in bonds and equities (Swiss and foreign), as well as in alternative investments and real estate funds. Overall, emphasis is placed on having a high degree of diversification.
The fund's assets come from regulatory employee and employer contributions, as well as investment returns.
The plan is reviewed at least annually or in accordance with local practice and regulations by qualified actuaries. The actuarial assumptions used to calculate the defined benefit obligations and related net periodic pension cost vary according to the economic conditions of the countries in which they are situated. The latest measurement of the obligation of the plan at 31 December 2024 was carried out by Aon Switzerland Ltd. using the projected unit credit method. The next measurement will have an effective date of 31 December 2025.
HSBC Germany Pension Plan (HSBC Trinkaus & Burkhardt Pension Plan)
HSBC Germany Pension Plan is a final salary scheme and is calculated based on the employee length of service multiplied by a predefined benefit accrual and earnings. The pension is paid when the benefit falls due and is a specified pension payment, lump sum or combination thereof. The plan is overseen by an independent corporate trustee, who has a fiduciary responsibility for the operation of the plan. Its assets are held separately from the assets of the group.
The strategic aim of the investment is to achieve, as continuously as possible, an increase in value over time. For this purpose, the fund invests mainly in government bonds, corporate bonds, investment funds and equities. It invests predominantly in developed regions. Overall, emphasis is placed on having a high degree of diversification.
Plan assets were created to fund the pension obligations and separated through what is known as a contractual trust agreement ('CTA'). HSBC Trinkaus Vermögenstreuhänder e.V. and HSBC Trinkaus Mitarbeitertreuhänder e.V. assume the role of trustee. Active members of the trustee are Bank employees.
The Bank regularly aims to comprehensively finance the committed benefits externally. There is no obligation to allocate contributions to the CTA. The Bank is entitled to assets that are not needed to fund the committed benefits. No further additions to the plan assets are envisaged at the present time.
In accordance with the Memorandum and Articles of Association, the revenues may only be used, for example, for pension payments or for reinvestment. Similarly, withdrawals may only be made in accordance with the Memorandum and Articles of Association.
The latest measurement of the defined benefit obligation of the plan at 31 December 2024 was carried out by Hans-Peter Kieselmann (Fellow of the German Association of Actuaries ('DAV')) and Helga Bader, at Willis Towers Watson GmbH, using the projected unit credit method. The next measurement will have an effective date of 31 December 2025.

Net assets/(liabilities) recognised on the balance sheet in respect of defined benefit plans
	Fair value of plan assets	Present value of defined benefit obligations	Total
	£m	£m	£m
Defined benefit pension plans	910	(967)	(57)
Defined benefit healthcare plans	—	(41)	(41)
At 31 Dec 2024	910	(1,008)	(98)
Total employee benefit liabilities (within ‘Accruals, deferred income and other liabilities’)			(172)
Total employee benefit assets (within ‘Prepayments, accrued income and other assets’)			74

Defined benefit pension plans	459	(479)	(20)
Defined benefit healthcare plans	—	(46)	(46)
At 31 Dec 2023	459	(525)	(66)
Total employee benefit liabilities (within ‘Accruals, deferred income and other liabilities’)			(117)
Total employee benefit assets (within ‘Prepayments, accrued income and other assets’)			51
Defined benefit pension plans

Net asset/(liability) under defined benefit pension plans
	Fair value of plan assets			Present value of defined benefit obligations			Net defined benefit asset/(liability)
	Principal plan			Principal plan			Principal plan
	HSBC Switzerland Pension Plan[1]	HSBC Germany Pension Plan[2]	Other plans	HSBC Switzerland Pension Plan[1]	HSBC Germany Pension Plan[2]	Other plans	HSBC Switzerland Pension Plan[1]	HSBC Germany Pension Plan[2]	Other plans
	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 Jan 2024	—	337	122	—	(304)	(175)	—	33	(53)
Service cost	—	—	(1)	(14)	(5)	(7)	(14)	(5)	(8)
– current service cost	—	—	—	(14)	(5)	(7)	(14)	(5)	(7)
– past service losses	—	—	(1)	—	—	—	—	—	(1)
Net interest income/(cost) on the net defined benefit asset/(liability)	5	7	5	(6)	(9)	(6)	(1)	(2)	(1)
Remeasurement effects recognised in other comprehensive income	36	(1)	(15)	(43)	7	8	(7)	6	(7)
– return on plan assets (excluding interest income)	36	(1)	(15)	—	—	—	36	(1)	(15)
– actuarial (losses)/gains financial assumptions	—	—	—	(27)	7	11	(27)	7	11
– actuarial losses demographic assumptions	—	—	—	—	—	(2)	—	—	(2)
– actuarial losses experience assumptions	—	—	—	(16)	—	(1)	(16)	—	(1)
– other changes	—	—	—	—	—	—	—	—	—
Exchange differences	(11)	(16)	(1)	12	14	3	1	(2)	2
Benefits paid	(41)	—	(6)	41	12	12	—	12	6
Other movements[3,4,5]	486	—	4	(520)	5	8	(34)	5	12
At 31 Dec 2024	475	327	108	(530)	(280)	(157)	(55)	47	(49)

Net asset/(liability) under defined benefit pension plans (continued)
	Fair value of plan assets			Present value of defined benefit obligations			Net defined benefit asset/(liability)
	Principal plan			Principal plan			Principal plan
	HSBC Switzerland Pension Plan[1]	HSBC Germany Pension Plan[2]	Other plans	HSBC Switzerland Pension Plan[1]	HSBC Germany Pension Plan[2]	Other plans	HSBC Switzerland Pension Plan[1]	HSBC Germany Pension Plan[2]	Other plans
	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 Jan 2023	—	405	129	—	(357)	(174)	—	48	(45)
Service cost	—	—	—	—	(7)	(5)	—	(7)	(5)
– current service cost	—	—	—	—	(8)	(6)	—	(8)	(6)
– past service gains	—	—	—	—	1	1	—	1	1
Net interest income/(cost) on the net defined benefit asset/(liability)	—	11	6	—	(9)	(9)	—	2	(3)
Remeasurement effects recognised in other comprehensive income	—	6	(6)	—	(29)	1	—	(23)	(5)
– return on plan assets (excluding interest income)	—	6	(6)	—	—	—	—	6	(6)
– actuarial gains financial assumptions	—	—	—	—	(29)	(8)	—	(29)	(8)
– actuarial losses demographic assumptions	—	—	—	—	—	2	—	—	2
– actuarial losses experience assumptions	—	—	—	—	—	7	—	—	7
– other changes	—	—	—	—	—	—	—	—	—
Exchange differences	—	(8)	—	—	7	1	—	(1)	1
Benefits paid	—	—	(7)	—	12	15	—	12	8
Other movements[3,6]	—	(77)	—	—	79	(4)	—	2	(4)
At 31 Dec 2023	—	337	122	—	(304)	(175)	—	33	(53)
1    The HSBC Switzerland Pension Plan has been disclosed as it is considered to be a prominent plan within the group.
2    The HSBC Germany Pension Plan and its comparatives have been disclosed as it was considered to be a prominent plan within the group in 2023.
3    Other movements include contributions by the group, contributions by employees, administrative costs and tax paid by plan.
4    Other movements for HSBC Switzerland Pension Plan include Fair value of plan assets/defined benefit obligations acquired on 1 February 2024.
5    Other movements for HSBC Germany Pension Plan include reclassification of defined benefit obligation to liabilities held for sale as part of planned sale of the private banking business in Germany.
6    Other movements for HSBC Germany Pension Plan include reclassification of Lebensarbeitszeitkonto (LAZK) plan to long term employee benefits.
HSBC Switzerland expects to pay employer contributions as defined in the regulations. The forecasted employer contributions for 2025 are £12m. HSBC Germany does not expect to make contributions to the HSBC Germany Pension Plan during 2025. Benefits expected to be paid from the plans to leavers and inactive members (retirees, surviving spouses, disabled members, etc.) over each of the next five years, and in aggregate for the five years thereafter, are as follows:

Benefits expected to be paid from plans
	2025	2026	2027	2028	2029	2030 - 2034
	£m	£m	£m	£m	£m	£m
HSBC Switzerland Pension Plan[1]	26	26	26	25	26	124
HSBC Germany Pension Plan[2]	13	11	12	11	12	68
1    The duration of the defined benefit obligation is 14.9 years for the HSBC Switzerland Pension Plan under the disclosure assumptions adopted (2023:13.3 years).
2    The duration of the defined benefit obligation is 13.5 years for the HSBC Germany Pension Plan under the disclosure assumptions adopted (2023: 14.2 years).

Fair value of plan assets by asset classes
	2024
	HSBC Switzerland Pension Plan				HSBC Germany Pension Plan
	Value	Quoted market price in active market	No quoted market price in active market	Thereof HSBC	Value	Quoted market price in active market	No quoted market price in active market	Thereof HSBC
	£m	£m	£m	£m	£m	£m	£m	£m
Fair value of plan assets	475	430	45	—	327	314	13	—
– equities	130	130	—	—	2	2	—	—
– bonds fixed income	233	233	—	—	214	214	—	—
– bonds index linked	—	—	—	—	7	7	—	—
– bonds other	—	—	—	—	—	—	—	—
– property	58	58	—	—	3	—	3	—
– pooled investment vehicle	—	—	—	—	—	—	—	—
– other	54	9	45	—	101	91	10	—

Fair value of plan assets by asset classes (continued)
	2023
	HSBC Switzerland Pension Plan[1]				HSBC Germany Pension Plan
	Value	Quoted market price in active market	No quoted market price in active market	Thereof HSBC	Value	Quoted market price in active market	No quoted market price in active market	Thereof HSBC
	£m	£m	£m	£m	£m	£m	£m	£m
Fair value of plan assets	—	—	—	—	337	312	25	—
– equities	—	—	—	—	3	3	—	—
– bonds fixed income	—	—	—	—	196	196	—	—
– bonds index linked	—	—	—	—	6	6	—	—
– bonds other	—	—	—	—	—	—	—	—
– property	—	—	—	—	3	—	3	—
– pooled investment vehicle	—	—	—	—	—	—	—	—
– other	—	—	—	—	129	107	22	—
1    The HSBC Switzerland Pension Plan has been acquired on 1 February 2024.
Post-employment defined benefit plans’ principal actuarial financial assumptions
The group determines the discount rates to be applied to its obligations in consultation with the plans’ local actuaries, on the basis of current average yields of high quality (AA-rated or equivalent) debt instruments with maturities consistent with those of the defined benefit obligations.

Key actuarial assumptions
	HSBC Switzerland Pension Plan[1]				HSBC Germany Pension Plan
	Discount rate	Inflation rate	Rate of increase for pensions	Rate of pay increase	Discount rate	Inflation rate	Rate of increase for pensions	Rate of pay increase
	%	%	%	%	%	%	%	%
At 31 Dec 2024	0.85	1.00	—	1.60	3.41	2.25	2.25	3.75
At 31 Dec 2023	—	—	—	—	3.17	2.25	2.25	2.25
1    The HSBC Switzerland Pension Plan has been acquired on 1 February 2024.

Mortality tables and average life expectancy at age 60
	HSBC Switzerland Pension Plan[1]					HSBC Germany Pension Plan
	Mortality table	Life expectancy at age 60 for a male member currently:		Life expectancy at age 60 for a female member currently:		Mortality table	Life expectancy at age 60 for a male member currently:		Life expectancy at age 60 for a female member currently:
		Aged 60	Aged 40	Aged 60	Aged 40		Aged 60	Aged 40	Aged 60	Aged 40
At 31 Dec 2024	LPP2020[3]	26.9	29.1	28.9	30.9	RT 2018G2	25.7	28.7	29.3	31.6
At 31 Dec 2023	LPP2020[3]	0	0	0	0	RT 2018G2	25.4	28.3	29.1	31.3
1    The HSBC Switzerland Pension Plan has been acquired on 1 February 2024.
2    Heubeck tables: RT 2018G. These are generally accepted and used mortality tables for occupational pension plans in Germany, taking into account future mortality improvements and lighter mortality for higher-paid pensioners.
3    LPP2020 are generally accepted and used mortality tables for occupational pension plans in Switzerland, taking into account future mortality improvements and lighter mortality for higher-paid pensioners.

The effect of changes in key assumptions
	HSBC Switzerland Pension Plan Obligation[1]						HSBC Germany Pension Plan Obligation
	Financial impact of increase			Financial impact of decrease			Financial impact of increase			Financial impact of decrease
	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Discount rate – increase/decrease of 0.25%	(19)	—	—	21	—	—	(8)	(9)	(7)	8	9	8
Inflation rate – increase/decrease of 0.25%	2	—	—	(2)	—	—	6	7	7	(6)	(6)	(5)
Pension payments and deferred pensions – increase/decrease of 0.25%	13	—	—	(12)	—	—	5	6	5	(5)	(6)	(5)
Pay – increase/decrease of 0.25%	2	—	—	(2)	—	—	1	1	1	(1)	(1)	(1)
Change in mortality – increase of 1 Year	16	—	—	N/A	—	—	8	9	10	N/A	N/A	N/A
1    The HSBC Switzerland Pension Plan has been acquired on 1 February 2024.
The above sensitivity analyses are based on a change in an assumption while holding all other assumptions constant. In practice, this in unlikely to occur, and changes in some of the assumptions may be correlated. When calculating the sensitivity of the defined benefit obligation to significant actuarial assumptions the same method (present value of the defined benefit obligation calculated with the projected unit credit method at the end of the reporting period) has been applied as when calculating the defined benefit asset recognised in the balance sheet. The methods and types of assumptions used in preparing the sensitivity analysis did not change compared with the prior period.
Directors’ emoluments
The aggregate emoluments of the Directors of the bank, computed in accordance with the Companies Act 2006 as amended by statutory instrument 2008 No.410, were:

	2024	2023	2022
	£000	£000	£000
Fees[1]	1,425	1,427	1,410
Salaries and other emoluments[2]	3,182	2,792	2,294
Annual incentives[3]	1,206	1,163	979
Long-term incentives[4]	1,732	1,193	779
Year ended 31 Dec	7,545	6,575	5,462
1    Fees paid to non-executive Directors.
2    Salaries and other emoluments include Fixed Pay Allowances.
3    Discretionary annual incentives for executive Directors are based on a combination of individual and corporate performance, and are determined by the Remuneration Committee of the bank’s parent company, HSBC Holdings plc. Incentive awards made to executive directors are delivered in the form of cash and HSBC Holdings plc shares. The total amount shown is comprised of £602,958 (2023: £581,561) in cash and £602,958 (2023: £581,561) in shares, which is the upfront portion of the annual incentive granted in respect of performance year 2024.
4    The amount shown is comprised of £566,033 (2023: £493,868) in deferred cash, £1,165,574 (2023: £699,652) in deferred shares. These amounts relate to the portion of the awards that will vest following the substantial completion of the vesting condition attached to these awards in 2024. The total vesting period of deferred cash and share awards is no less than four years, with 25% of the award vesting on each of the first, second, third and fourth anniversaries of the date of the award. The deferred share awards are subject to at least a six-month retention period upon vesting. Details of the Plans are contained within the Directors’ Remuneration Report of HSBC Holdings plc. The cost of any awards subject to service conditions under the HSBC Share Plan 2011 are recognised through an annual charge based on the fair value of the awards, apportioned over the period of service to which the award relates.
No Director exercised share options over HSBC Holdings plc ordinary shares during the year.
No Director is accruing retirement benefits under a money purchase scheme in respect of Directors’ qualifying services (2023: None).
In addition, there were payments during 2024 under unfunded retirement benefit agreements to former Directors of £403,922 (2023: £410,403). The provision at 31 December 2024 in respect of unfunded pension obligations to former Directors amounted to £3,506,170 (2023: £3,811,422).
Of these aggregate figures, the following amounts are attributable to the highest paid Director:

	2024	2023	2022
	£000	£000	£000
Salaries and other emoluments	1,638	1,641	1,641
Annual incentives[1]	673	1,074	859
Long-term incentives[2]	1,404	990	677
Year ended 31 Dec	3,715	3,705	3,177
1    Awards made to the highest paid Director are delivered in the form of cash and HSBC Holdings plc shares. The amount shown comprises £336,560 (2023: £537,040) in cash and £336,560 (2023: £537,040) in shares.
2    The amount shown comprises £437,126 (2023: £408,439) in deferred cash, £967,230 (2023: £581,165) in deferred shares. These amounts relate to a portion of the awards that will vest following the substantial completion of the vesting condition attached to these awards in 2024. The total vesting period of deferred cash and share awards is no less than four years, with 25% of the award vesting on each of the first, second, third and fourth anniversaries of the date of the award. The share awards are subject to a six-month retention period upon vesting.
No pension contributions were made by the bank in respect of services by the highest paid Director during the year (2023: £0).